Liquidity, Uncertainties and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Liquidity Uncertainties And Going Concern [Abstract]
Liquidity, Uncertainties and Going Concern

2. Liquidity, Uncertainties and Going Concern

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.

Since its inception, the Company has funded its operations primarily with proceeds from the sale of its equity securities and borrowings under loan agreements. The Company has incurred recurring losses since its inception and had an accumulated deficit of $133.9 million at June 30, 2020. The Company expects to continue to generate operating losses for the foreseeable future. The Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements through the fourth quarter of 2021. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, China. As of May 2020, COVID-19 has spread to Europe, the United States and many other countries, and has been declared a pandemic by the World Health Organization. In an effort to contain the spread of COVID-19, the United States, Europe and Asia have implemented severe travel restrictions, social distancing requirements, stay-at-home or shelter-in-place orders and have delayed the commencement of non-COVID-19-related clinical trials, among other restrictions. As a result, the COVID-19 pandemic has presented a substantial public health and economic challenge around the world and is affecting the Company’s employees, communities and business operations, as well as contributing to significant volatility and negative pressure on the U.S. economy and in financial markets. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted, including new information that may emerge concerning COVID-19, the actions taken to contain it or mitigate its impact, and the economic impact on local, regional, national and international markets.

The Company has been carefully monitoring the COVID-19 pandemic and its potential impact on its business, and has taken important steps to help ensure the safety of employees and their families and to reduce the spread of COVID-19 community-wide. A State of Emergency was declared in Massachusetts on March 10, 2020 and all non-essential businesses were ordered to close on March 23, 2020. Since biopharmaceutical companies are essential businesses, the Company was able to remain open and continue to pursue its operations, including the ongoing research and development activities. In mid-March 2020, the Company has established a work-from-home policy for all employees since, while ensuring essential staffing levels in the Company’s operations remain in place, including maintaining key personnel in its laboratory facilities and vivarium. Consistent with Federal and Massachusetts laws and regulations, and upon the reopening of businesses announced on May 18, 2020, the Company has gradually resumed its ordinary business and enabled its employees to return to back to work in its offices and labs, while maintaining flexibility with employees who have special situations or needs. The Company has implemented stringent safety measures designed to comply with applicable federal, state and local guidelines instituted in response to the COVID-19 pandemic.

To date, the Company has been able to continue to pursue its Phase 1 clinical trial without delays or major difficulties However, the Company is continuing to assess the potential impact of the COVID-19 pandemic to current and future business and operations, including expenses and clinical trials as well as the Company’s industry and the healthcare system.

2. Liquidity, Uncertainties and Going Concern

In accordance with Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Since its inception, the Company has funded its operations primarily with proceeds from the sale of preferred units and borrowings under loan agreements. The Company has incurred recurring losses since its inception, including net losses of $34.7 million and $38.3 million for the years ended December 31, 2019 and 2018, respectively. In addition, as of December 31, 2019, the Company had an accumulated deficit of $121.9 million. The Company expects to continue to generate operating losses for the foreseeable future. As of the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company expected that its cash and cash equivalents after taking into consideration private offering that was completed in June 2020 (See Note 16) would be sufficient to fund its operating expenses and capital expenditure requirements into Q4 2021. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.